8. STOCK BASED COMPENSATION (Tables)- annual (Annual Member)	12 Months Ended
Dec. 31, 2013
Annual Member
Stock options issued to member of board of driectors
		Weighted	Weighted Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value

Outstanding at January 1, 2013	—	$—	—	$—
Granted	15,000,000	$0.03	4.14	$—
Exercised	—	$—	—	$—
Forfeited	(5,000,000)	$—	—	$—
Outstanding at December 31, 2013	10,000,000	$0.03	4.14	$—

Exercisable at December 31, 2013	10,000,000	$0.03	4.14	$—

Fair Value of Options
	Year ended
	December 31	December 31
	2013	2012

Annual Dividend	—	NA
Expected Life (in years)	5	NA
Risk Free Interest Rate	0.78%	NA
Expected Volatility	325.25%	NA